Fair Value Measurements (Schedule Of OREO Measured And Reported At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Real Estate [Roll Forward]
Beginning Balance	$ 8,470	$ 8,162
Acquired	0	3,492
Disposals	(5,573)	(7,523)
Ending Balance	8,179	8,470
OREO Remeasured At Initial Recognition
Other Real Estate [Roll Forward]
Carrying value of foreclosed assets prior to remeasurement	5,746	7,012
Charge-offs recognized in the allowance for loan losses	0	(1,565)
Fair value	5,746	5,447
OREO Remeasured Subsequent To Initial Recognition
Other Real Estate [Roll Forward]
Carrying value of foreclosed assets prior to remeasurement	1,632	2,832
Fair value	1,168	1,724
Write-downs included in other non-interest expense	$ (464)	$ (1,108)